CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 514,674,995	$ 804,974,475	$ 950,012,173
Costs of revenue:
Total costs of revenue	(432,244,970)	(672,509,119)	(878,056,065)
Gross profit	82,430,025	132,465,356	71,956,108
Selling and distribution expenses	(5,410,108)	(9,927,659)	(29,458,486)
General and administrative expenses	(38,120,563)	(74,244,144)	(96,106,518)
Gain on disposal of property held for lease	72,070	0	5,687,312
Impairment loss on goodwill			(1,481,006)
Operating (loss)/income	38,971,424	48,293,553	(49,402,590)
Interest income	3,121,364	4,779,314	8,207,327
Interest expense	(117,409,422)	(176,940,318)	(158,008,411)
Net gain on debt extinguishment	48,643,696	169,932,886	9,620,914
Loss on short-term investments	(700,539)	(7,626,097)	(71,675,454)
Share of loss of equity investees	(9,230,998)	(17,914,070)	(26,166,538)
Exchange gains	8,264,806	13,482,057	39,952,338
Gain on modification of debt	21,253,128	26,372,965
Other (loss)/income	15,962,738	25,426,872	(1,968,849)
(Loss)/income from operations before income taxes	8,876,197	85,807,162	(249,441,263)
Income taxes expenses	(54,899,488)	(55,275,451)	(9,241,462)
Net (loss)/income	(46,023,291)	30,531,711	(258,682,725)
Net (loss)/income attributable to non-controlling interest	(4,995,448)	9,750,314	(4,670,836)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (51,018,739)	$ 40,282,025	$ (263,353,561)
(Loss)/income per share:
Basic	$ (0.45)	$ 0.38	$ (2.44)
Diluted	$ (0.45)	$ 0.38	$ (2.44)
Shares used in computation:
Basic	112,234,853	106,686,376	107,849,225
Diluted	112,234,853	106,686,376	107,849,225
Foreign currency translation adjustments	$ (5,025,283)	$ (6,770,114)	$ (67,014,536)
Comprehensive (loss)/income	(51,048,574)	23,761,597	(325,697,261)
Comprehensive income/(loss) attributable to non-controlling interest	(3,888,395)	11,532,734	5,804,943
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(54,936,969)	35,294,331	(319,892,318)
Real estate sales
Revenue:
Revenue	385,528,684	658,073,173	809,412,923
Costs of revenue:
Cost of revenue	(334,795,000)	(557,662,795)	(768,356,253)
Real estate management services income
Revenue:
Revenue	96,508,350	93,676,874	105,460,071
Costs of revenue:
Cost of revenue	(79,733,796)	(72,310,054)	(79,609,736)
Real estate lease income
Revenue:
Real estate lease income	19,987,093	37,218,451	20,782,612
Costs of revenue:
Cost of real estate lease income	(10,035,727)	(33,920,221)	(20,287,953)
Other revenue
Revenue:
Revenue	12,650,868	16,005,977	14,356,567
Costs of revenue:
Cost of revenue	$ (7,680,447)	$ (8,616,049)	$ (9,802,123)